Long-Term Debt (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	Mar. 27, 2021	Dec. 26, 2020	Sep. 26, 2020	Dec. 28, 2019
Debt Instrument [Line Items]
Gross	$ 1,594,934	$ 1,549,792		$ 1,601,632
Unamortized premium on 11.6% Junior Subordinated Debentures	14,187	14,591		16,110
Unamortized discount on Senior term loan	(6,157)	(6,532)		(8,040)
Current portion of long term debt, capital leases and finance leases	(11,442)	(11,481)		(11,358)
Deferred financing fees	(10,064)	(10,862)		(14,055)
Total long term debt, net	1,581,458	1,535,508		1,584,289
Revolving loans
Debt Instrument [Line Items]
Gross	120,000	72,000		113,000
Deferred financing fees		(1,412)		(1,841)
Outstanding letters of credit	25,908	23,590
Available borrowing capacity	104,092	154,410
Senior term loan, due 2025
Debt Instrument [Line Items]
Gross	1,034,392	1,037,044		1,047,653
Unamortized discount on Senior term loan				(9,950)
Deferred financing fees				$ (14,293)
6.375% Senior Notes, due 2022
Debt Instrument [Line Items]
Gross	330,000	330,000
Interest rate (as a percent)			6.375%	6.375%
11.6% Junior Subordinated Debentures - Preferred
Debt Instrument [Line Items]
Gross	105,443	105,443
Interest rate (as a percent)			11.60%
Junior Subordinated Debentures - Common
Debt Instrument [Line Items]
Gross	3,261	3,261		$ 3,261
Capital & finance leases
Debt Instrument [Line Items]
Gross	$ 1,838	$ 2,044